Equity Method Investment Equity Method Investment, Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Gain (Loss) on Investments	$ (105,384)	$ 116,925
Total revenues	33,120	21,556	$ 0
Operating Income (Loss)	(529,643)	(21,452)	43,310
Net loss	(671,983)	44,654	$ (12,698)
Current assets	121,603	65,286
Non-current assets	746,592	1,600,273
Total assets	868,195	1,665,559
Current liabilities	87,016	123,833
Non-current liabilities	508,581	666,759
Total liabilities	595,597	790,592
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Total revenues	915,892	704,325
Operating Income (Loss)	245,334	129,972
Net loss	94,124	(48,490)
Current assets	267,419	302,978
Non-current assets	4,891,205	4,861,032
Total assets	5,158,624	5,164,010
Current liabilities	406,175	486,231
Non-current liabilities	2,686,681	2,700,790
Total liabilities	$ 3,092,856	$ 3,187,021